Goodwill (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments	$ 171,853,982		$ 122,786,729	$ 140,487,849
CHILE
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 205,210
Perpetual growth	3.00%	3.00%
Discount rate	9.63%	9.63%
ARGENTINA
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 49,158
Perpetual growth	2.50%	2.50%
Discount rate	18.29%	18.29%
URUGUAY
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 1,211
Perpetual growth	2.20%	2.20%
Discount rate	8.52%	8.52%
PARAGUAY
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 12,702
Perpetual growth	2.20%	2.20%
Discount rate	7.49%	7.49%
BOLIVIA
Disclosure of intangible assets with indefinite useful life [line items]
Capital commitments		$ 2,034
Perpetual growth	4.40%	4.40%
Discount rate	9.33%	9.33%